OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
OTHER NON-CURRENT LIABILITIES
Schedule of other non current liabilities

	December 31, 2020	December 31, 2019
		(Restated)
Financial liabilities
–Long-term payables for mining rights	1,014,169	1,108,075
–Other financial liabilities	22,748	45,412
	1,036,917	1,153,487

Obligations in relation to early retirement schemes (Note (i))	217,864	427,783
Deferred government grants	182,221	245,916
Deferred gain relating to sales and leaseback agreements	58,844	125,707
Contract liabilities (Note 5)	182,859	125,758
Provision for rehabilitation	316,812	131,248
Others	152,041	10,721
	1,110,641	1,067,133

	2,147,558	2,220,620

Note:

(i)      Obligations in relation to early retirement schemes

From 2014, certain subsidiaries and branches implemented early retirement benefit  schemes which allow qualified employees to early retire on a voluntary basis. The Group undertakes the obligations  to  pay the early retired employees’ living expenses for no more than five years in the future on a monthly basis according to the early retirement benefit schemes, together with social insurance and housing fund pursuant to the regulation of the local Social  Security Office. Living expenses, social insurance and the housing fund are together referred to as “the Payments”. The payments are forecasted to increase by 3% per annum with reference to the inflation rate and adjusted based on the average death rate in China. The payments are discounted by the treasury bond rate of December 31, 2020. As of December 31, 2020, the current portion of the payments within one year was reclassified to “Other payables and accrued liabilities”.

Schedule of obligations in relation to retirement benefits under the Group's early retirement schemes

As of December 31, 2020, obligations in relation to retirement benefits under the Group’s early  retirement schemes are as follows:

	December 31, 2020	December 31, 2019
		(Restated)
As of January 1	843,253	1,295,453
Provision made during the year (Note 30)	53,339	210,428
Interest costs	11,582	18,260
Payment during the year	(410,840)	(680,888)

As of December 31	497,334	843,253

Non-current	217,864	427,783
Current (Note 22)	279,470	415,470

	497,334	843,253